Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 41,039	$ 68,156
Trade accounts receivable	478	1,201
Prepayments and other assets	4,726	3,802
Inventories	1,203	894
Accrued charter revenue, current portion		2,704
Deferred Charges, current portion	107	216
Due from related party, current	$ 1,875	$ 1,189
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Total current assets	$ 49,428	$ 78,162
FIXED ASSETS, NET:
Vessels, net	733,148	765,212
Total fixed assets, net	733,148	765,212
OTHER NON-CURRENT ASSETS:
Due from related party	$ 1,350	$ 1,350
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Deferred charges	$ 529	$ 640
Other receivables, non- current	1,789	1,789
Total assets	786,244	847,153
CURRENT LIABILITIES:
Current portion of other financial liabilities, net of unamortized deferred financing fees of $457 and $523, respectively	43,710	43,644
Trade payables	12,317	13,181
Due to related party		699
Accrued liabilities	5,536	5,587
Deferred Revenue - Current	664	667
Unearned revenue	16,705	20,118
Total current liabilities	78,932	83,896
NON-CURRENT LIABILITIES:
Deferred revenue	719	1,383
Other financial liabilities, net of current portion and unamortized deferred financing fees of $1,194 and $1,651, respectively	233,363	277,073
Total non-current liabilities	234,082	278,456
Commitments and contingencies
PARTNERS' EQUITY:
Common unitholders (unlimited authorized; 36,382,011 units and 36,747,129 units issued and outstanding as at December 31, 2025 and December 31, 2024, respectively)	399,834	357,949
General Partner (35,526 units issued and outstanding as at December 31, 2025 and December 31, 2024)	180	138
Total partners' equity	473,230	484,801
Total liabilities and partners' equity	786,244	847,153
Series A Preferred unitholders
PARTNERS' EQUITY:
Preferred Unitholders	$ 73,216	73,216
Series B Preferred unitholders
PARTNERS' EQUITY:
Preferred Unitholders		$ 53,498